As filed with the Securities and Exchange Commission on October 14, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: February 28

Date of reporting period: March 31, 2015 – August 31, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

NORTHWOOD
SECURITIES

NWS INTERNATIONAL PROPERTY FUND

Semi-Annual Report
August 31, 2015
(Unaudited)

NWS INTERNATIONAL PROPERTY FUND
PERFORMANCE CHART AND ANALYSIS
AUGUST 31, 2015

The following chart reflects the change in the value of a hypothetical $1,000,000 investment in Institutional Shares, including reinvested dividends and distributions, in the NWS International Property Fund (the “Fund”) compared with the performance of the benchmark, the FTSE EPRA/NAREIT Developed Ex-US Total Return Index ("Developed Ex-US"), since inception. The Developed Ex-US is an unmanaged subset of the FTSE EPRA/NAREIT Developed Index that incorporates Real Estate Investment Trusts (REITs) and Real Estate Holding & Development companies.The total return of the Developed Ex-US includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Developed Ex-US does not include expenses. The Fund is professionally managed while the Developed Ex-US is unmanaged and is not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 218-5182. Shares redeemed or exchanged within 90 days of purchase will be charged a 1.50% redemption fee. As stated in the Fund’s current prospectus, the annual operating expense ratio (gross) is 1.64%. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total operating expenses to 1.00%, through at least June 27, 2016. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board and (3) does not cause the total annual fund operating expenses after fee waiver and/or expense reimbursement of a class to exceed the expense cap in place at the time the fees were waived.The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

NWS INTERNATIONAL PROPERTY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2015

	Security
Shares	Description	Value
Common Stock - 90.2%
Australia - 9.4%
51,100	Mirvac Group REIT	$63,639
26,590	Scentre Group REIT	72,096
30,460	Stockland REIT	84,757
18,460	The GPT Group REIT	58,985
		279,477
China - 4.6%
20,000	China Overseas Land & Investment, Ltd.	58,580
24,000	China Resources Land, Ltd.	59,891
24,000	Greentown China Holdings, Ltd. (a)	18,612
		137,083
France - 5.1%
520	Gecina SA REIT	65,588
1,960	Klepierre REIT	86,261
		151,849
Germany - 1.8%
2,420	ADO Properties SA (a)(b)	52,818

Hong Kong - 15.3%
10,500	Hongkong Land Holdings, Ltd.	72,660
22,000	Hysan Development Co., Ltd.	88,567
24,000	Kerry Properties, Ltd.	71,845
76,000	New World Development Co., Ltd.	77,274
42,000	Shangri-La Asia, Ltd.	41,241
8,000	Sun Hung Kai Properties, Ltd.	101,367
		452,954
Japan - 18.1%
1,700	Daiwa House Industry Co., Ltd.	41,801
5,000	Mitsubishi Estate Co., Ltd.	107,601
6,000	Mitsui Fudosan Co., Ltd.	166,289
4,000	Sumitomo Realty & Development Co., Ltd.	135,307
12,300	Tokyu Fudosan Holdings Corp.	84,614
		535,612
Netherlands - 2.2%
250	Unibail-Rodamco SE REIT	64,874

Singapore - 4.8%
23,800	CapitaLand, Ltd.	47,565
9,600	City Developments, Ltd.	59,802
8,000	UOL Group, Ltd.	35,491
		142,858
Spain - 5.1%
3,400	Melia Hotels International SA	48,550
8,866	Merlin Properties Socimi SA REIT (a)	102,773
		151,323
Sweden - 2.3%
4,700	Fabege AB	66,564

Thailand - 2.3%
53,200	Central Pattana PCL, NVDR	66,788

United Kingdom - 19.2%
6,320	Capital & Counties Properties PLC	43,011
1,850	Derwent London PLC REIT	102,453
8,630	Great Portland Estates PLC REIT	109,716
7,500	Land Securities Group PLC REIT	144,090
10,620	The British Land Co. PLC REIT	133,630
8,900	Urban & Civic PLC	34,450
		567,350
Total Common Stock
(Cost $2,954,966)		2,669,550
Money Market Fund - 7.8%
231,369	Fidelity Institutional Cash Money Market Fund, 0.14% (c)
	(Cost $231,369)	231,369
Total Investments - 98.0%
(Cost $3,186,335)*		$2,900,919
Other Assets & Liabilities, Net – 2.0%		60,336
Net Assets – 100.0%		$2,961,255

PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $52,818 or 1.8% of net assets.
(c)	Variable rate security. Rate presented is as of August 31, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$26,809
Gross Unrealized Depreciation	(312,225)
Net Unrealized Depreciation	$(285,416)

See Notes to Financial Statements.	2

NWS INTERNATIONAL PROPERTY FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2015

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$2,669,550
Level 2 - Other Significant Observable Inputs	231,369
Level 3 - Significant Unobservable Inputs	-
Total	$2,900,919

The Level 1 value displayed in this table is Common Stock (REITs). The Level 2 valued displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by country.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended August 31, 2015.

PORTFOLIO HOLDINGS
% of Total Investments
Australia	9.6%
China	4.7%
France	5.2%
Germany	1.8%
Hong Kong	15.6%
Japan	18.5%
Netherlands	2.3%
Singapore	4.9%
Spain	5.2%
Sweden	2.3%
Thailand	2.3%
United Kingdom	19.6%
Money Market Fund	8.0%
100.0%

See Notes to Financial Statements.	3

NWS INTERNATIONAL PROPERTY FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2015

ASSETS
Total investments, at value (Cost $3,186,335)	$2,900,919
Foreign currency (Cost $5,408)	5,408
Receivables:
Dividends	3,355
Adviser	From investment adviser	26,151
Prepaid expenses	724
Deferred offering costs	34,706
Total Assets	2,971,263

LIABILITIES
Payables:
Foreign capital gains tax payable	301
Accrued Liabilities:
Trustees’ fees and expenses	122
Fund services fees	7,015
Other expenses	2,570
Total Liabilities	10,008

NET ASSETS	$2,961,255

COMPONENTS OF NET ASSETS
Paid-in capital	$3,220,009
Undistributed net investment income	7,728
Accumulated net realized gain	19,329
Net unrealized depreciation	(285,811)
NET ASSETS	$2,961,255

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	313,855

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$9.44
*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.50% redemption fee.

See Notes to Financial Statements.	4

NWS INTERNATIONAL PROPERTY FUND
STATEMENT OF OPERATIONS
PERIOD ENDED AUGUST 31, 2015*

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $2,261)	$17,795
Total Investment Income	17,795
Adviser
EXPENSES
Investment adviser fees	7,550
Fund services fees	43,408
Custodian fees	6,950
Registration fees	274
Professional fees	5,911
Trustees' fees and expenses	187
Offering costs	11,241
Miscellaneous expenses	4,775
Total Expenses	80,296
Fees waived and expenses reimbursed	(70,229)
Net Expenses	10,067

NET INVESTMENT INCOME	7,728

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	19,898
Foreign currency transactions	(569)
Net realized gain	19,329
Net change in unrealized depreciation on:
Investments	(285,416)
Deferred foreign capital gains taxes	(301)
Foreign currency translations	(94)
Net change in unrealized depreciation	(285,811)
NET REALIZED AND UNREALIZED LOSS	(266,482)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(258,754)

* Commencement of operations was March 31, 2015.

See Notes to Financial Statements.	5

NWS INTERNATIONAL PROPERTY FUND
STATEMENT OF CHANGES IN NET ASSETS

February 28, 2015	#	42247 #	#
		March 31, 2015* through August 31, 2015
OPERATIONS
Net investment income		$7,728
Net realized gain		19,329
Net change in unrealized depreciation		(285,811)
Decrease in Net Assets Resulting from Operations		(258,754)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares		3,220,009
Increase in Net Assets		2,961,255

NET ASSETS
Beginning of Period		-
End of Period (Including line (a))		$2,961,255

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares		313,855

(a) Undistributed net investment income		$7,728
* Commencement of operations.

See Notes to Financial Statements.	6

NWS INTERNATIONAL PROPERTY FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	March 31, 2015 (a) through August 31, 2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.03
Net realized and unrealized gain (loss)	(0.59)
Total from Investment Operations	(0.56)
NET ASSET VALUE, End of Period	$9.44
TOTAL RETURN	(5.60	)% (c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$2,961
Ratios to Average Net Assets:
Net investment income	0.77	% (d)
Net expenses	1.00	% (d)
Gross expenses (e)	7.98	% (d)
PORTFOLIO TURNOVER RATE	11	% (c)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during the period.
(c)		Not annualized.
(d)		Annualized.
(e)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	7

NWS INTERNATIONAL PROPERTY FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2015

Note 1. Organization

The NWS International Property Fund (the “Fund”) is a non-diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on March 31, 2015. The Fund currently offers one class of shares: Institutional Shares. The Fund seeks to generate maximum total return through current income and capital appreciation by investing in real estate-related and equity-linked securities internationally.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Shares of open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of August 31, 2015, for the Fund’s investments is included in the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon

8

NWS INTERNATIONAL PROPERTY FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2015

as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund will file a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of August 31, 2015, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

REITs – The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in the Fund’s annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Redemption Fees – A shareholder who redeems or exchanges shares within 90 days of purchase will incur a redemption fee of 1.50% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

Offering Costs – Offering costs for the Fund of $45,947 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – Northwood Securities LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution (12b-1) services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the

9

NWS INTERNATIONAL PROPERTY FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2015

Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expenses Reimbursed and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.00% through at least June 27, 2016. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended August 31, 2015, fees waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$7,550	$57,012	$5,667	$70,229

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board and (3) does not cause the net annual fund operating expenses of the Fund to exceed the expense cap in place at the time the fees were waived. As of August 31, 2015, the following amounts are subject to recapture by the Adviser:

Period Ended	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
August 31, 2015	$64,562	February 28, 2019	$-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended August 31, 2015, were $3,164,005 and $228,937, respectively.

Note 6. Federal Income Tax

As of August 31, 2015, distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$51,292
Unrealized Depreciation	(310,046)
Total	$(258,754)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to currency gain/loss, investments in passive foreign investment companies and wash sales.

Note 7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2015-07 (“ASU 2015-07”) eliminating the requirement for investments measured at net asset value to be categorized within the fair value hierarchy under

10

NWS INTERNATIONAL PROPERTY FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2015

GAAP and requiring the disclosure of sufficient information to reconcile the fair value of the remaining assets categorized within the fair value hierarchy to the financial statements. ASU 2015-07 is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of ASU 2015-07 will not have a material impact on the financial statements.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

11

NWS INTERNATIONAL PROPERTY FUND
ADDITIONAL INFORMATION
AUGUST 31, 2015

Investment Advisory Agreement Approval

The Trust’s investment advisory agreements with its investment advisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter by the vote of the Trustees, including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto (the “Independent Trustees”).

On March 26, 2015, the Trustees met in person, joined by representatives of the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to consider information related to the approval of the investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser for the performance of investment advisory services to the Fund. A description of the Board’s conclusions in approving the agreement follows.

In preparation for its March meeting of the Board of Trustees of the Trust (“March Meeting”), the Trustees were presented with a wide range of information to assist in their deliberations. Those materials included a copy of the proposed investment advisory agreement and other information regarding the fee arrangement. The Trustees also received a memorandum from Independent Legal Counsel concerning their responsibilities with respect to the approval of the investment advisory agreement, and met in executive session with Independent Legal Counsel while deliberating.

The Board also reviewed information provided by the Adviser concerning the following:

•	The terms of the proposed investment advisory agreement, including the fees payable under the agreement, and the commitment of the Adviser to provide expense caps and fee waivers for the Fund;
•	The manner in which the Fund’s shares would be distributed;
•	The nature and extent of the services to be provided by the Adviser, including information about the investment objective, policies and strategies applicable to the Fund;
•	The personnel of the Adviser, including educational background, experience in the investment management industry, and the ability of the Adviser to retain qualified personnel;
•	The proposed compliance program of the Adviser;
•	The financial condition and stability of the Adviser;
•	The potential for the Adviser to derive benefits that are ancillary to serving as an investment adviser to the Fund;
•	The profitability of the Adviser from the advisory fee to be paid by the Fund, including information concerning the advisory fees of funds considered by the Adviser to be comparable.

At the March Meeting, the Trustees reviewed, evaluated, and discussed among themselves and with the Adviser and Independent Legal Counsel, among other things, the information referenced above. The Trustees also considered the overall reputation, capabilities, and commitment of the Adviser to provide high-quality service to the Fund. The Independent Trustees engaged in discussion and consideration amongst themselves, and with the Adviser and Independent Legal Counsel. The Trustees concluded that the nature and extent of the investment advisory services to be provided by the Adviser to the Fund would be appropriate and consistent with the terms of the investment advisory agreement, including the amount of fees to be paid under the advisory agreement. At the March Meeting, the Board unanimously approved the investment advisory agreement. The Trustees agreed that no single factor was determinative of their decision to approve the investment advisory agreement.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (844) 218-5182 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the period from the Fund’s commencement of operations to June 30 is available, without charge and upon request, by calling (844) 218-5182 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

12

NWS INTERNATIONAL PROPERTY FUND
ADDITIONAL INFORMATION
AUGUST 31, 2015

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 31, 2015, through August 31, 2015.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	March 31, 2015	August 31, 2015	Period**	Ratio**
Institutional Shares
Actual	$1,000.00	$944.00	$4.06	1.00%
Hypothetical (5% return before taxes)	$1,000.00	$1,020.11	$5.08	1.00%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period (except that the average account values reflect the Fund’s actual return information for the 153-day period between March 31, 2015, the commencement date of Fund operations, through August 31, 2015).

13

NWS INTERNATIONAL PROPERTY FUND

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(844) 218-5182 (toll free)

INVESTMENT ADVISER
Northwood Securities LLC
575 5th Avenue, 23rd Floor
New York, NY 10017

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.

231-SAR-0815

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	10/08/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	10/08/15

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	10/08/15